Accumulated Other Comprehensive Loss Attributable to Pepsico Reclassification of Accumulated Other Comprehensive Loss to the Condensed Consolidated Statement of Income (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Reclassification of net losses to net income, pre-tax amount		$ 249	$ 45	$ 90
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(95)	(17)	(32)
Net derivative losses		154	28	$ 58
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	[1]	(6)	(2)
Amortization of Net Actuarial Losses, OCI	[1]	226	357
Amortization and settlement of losses	[1]	149	(2)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		369	353
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax		(122)	(123)
Remeasurement of net liabilities and translation		247	230
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		401	258
Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	[2]	(249)	(45)
Forward Exchange Contracts | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	[2]	16	0
Forward Exchange Contracts | Cost of Sales | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(16)	0
Interest Rate Contracts | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	[2]	(233)	(3)
Interest Rate Contracts | Interest Expense | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		233	3
Commodity Contracts | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	[2]	(32)	(42)
Commodity Contracts | Cost of Sales | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		31	44
Commodity Contracts | Selling, General and Administrative Expenses | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ 1	$ (2)

[1]	(a)These items are included in the components of net periodic benefit cost for pension and retiree medical plans (see Note 7 for additional details).
[2]	Foreign exchange derivative gains/losses are primarily included in cost of sales. Interest rate derivative gains/losses are included in interest expense. Commodity derivative gains/losses are included in either cost of sales or selling, general and administrative expenses, depending on the underlying commodity.